GOF P6 12/18

SUPPLEMENT DATED DECEMBER 3, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

FRANKLIN LOW DURATION TOTAL RETURN FUND

FRANKLIN TOTAL RETURN FUND

(each a series of Franklin Investors Securities Trust)

FRANKLIN FLEXIBLE ALPHA BOND FUND

FRANKLIN STRATEGIC INCOME FUND

(each a series of Franklin Strategic Trust)

FRANKLIN HIGH INCOME FUND

(a series of Franklin High Income Trust)

Effective December 31, 2018, the Prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Franklin Low Duration Total Return Fund – Portfolio Managers” section on page 30 is replaced with the following:

Portfolio Managers

Roger Bayston, CFA   Executive Vice President of Advisers and portfolio manager of the Fund since inception (2004).

Kent Burns, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2004).

Sonal Desai, Ph.D.   Senior Vice President of Advisers and portfolio manager of the Fund since December 2018.

David Yuen, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2016.

II. The portfolio management team under the “FUND SUMMARIES – Franklin Total Return Fund – Portfolio Managers” section on page 41 is replaced with the following:

Portfolio Managers

Roger Bayston, CFA   Executive Vice President of Advisers and portfolio manager of the Fund since inception (1998).

Kent Burns, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (1998).

Sonal Desai, Ph.D.   Senior Vice President of Advisers and portfolio manager of the Fund since December 2018.

David Yuen, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2005.

Michael J. Materasso   Executive Vice President of FT Institutional and portfolio manager of the Fund since 2008.

III. The portfolio management team under the “Fund Details – Franklin Low Duration Total Return Fund – Management” section beginning on page 97 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in investment grade debt securities. The portfolio managers of the team are as follows:

Roger Bayston, CFA   Executive Vice President of Advisers

Mr. Bayston has been a portfolio manager of the Fund since 2004. He joined Franklin Templeton Investments in 1991.

Kent Burns, CFA   Portfolio Manager of Advisers

Mr. Burns has been a portfolio manager of the Fund since its 2004. He joined Franklin Templeton Investments in 1994.

Sonal Desai, Ph.D.   Senior Vice President of Advisers

Dr. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton Investments in 2009.

David Yuen, CFA   Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton Investments in 2000.

As co-lead portfolio managers, Dr. Desai and Mr. Bayston are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Messrs. Burns and Yuen provide the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

IV. The portfolio management team under the “Fund Details – Franklin Total Return Fund – Management” section beginning on page 123 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in investment grade debt securities. The portfolio managers of the team are as follows:

Roger Bayston, CFA   Executive Vice President of Advisers

Mr. Bayston has been portfolio manager of the Fund since 1998. He joined Franklin Templeton Investments in 1991.

Kent Burns, CFA   Portfolio Manager of Advisers

Mr. Burns has been a portfolio manager of the Fund since 1998. He joined Franklin Templeton Investments in 1994.

Sonal Desai, Ph.D.   Senior Vice President of Advisers

Dr. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton Investments in 2009.

David Yuen, CFA   Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 2000.

Michael J. Materasso   Executive Vice President of FT Institutional

Mr. Materasso has been a portfolio manager of the Fund since 2008. He joined Franklin Templeton Investments in 1988.

As co-lead portfolio managers, Dr. Desai and Messrs. Bayston, Burns, Materasso and Yuen are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

V. The portfolio management team under the “FUND SUMMARIES – Franklin Flexible Alpha Bond Fund – Portfolio Managers” section on page 11 is replaced with the following:

Portfolio Managers

Sonal Desai, Ph.D.   Senior Vice President of Advisers and portfolio manager of the Fund since December 2018.

David Yuen, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

Michael J. Materasso   Executive Vice President of FT Institutional and portfolio manager of the Fund since inception (2015).

VI. The portfolio management team under the “Fund Details – Franklin Flexible Alpha Bond Fund – Management” section beginning on page 32 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

Sonal Desai, Ph.D.   Senior Vice President of Advisers

Dr. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton Investments in 2009.

David Yuen, CFA   Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2015. He joined Franklin Templeton Investments in 2000.

Michael J. Materasso   Executive Vice President of FT Institutional

Mr. Materasso has been a portfolio manager of the Fund since 2015. He joined Franklin Templeton Investments in 1988.

As co-lead portfolio managers, Messrs. Materasso and Yuen are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Dr. Desai provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

VII. The portfolio management team under the “FUND SUMMARIES – Franklin Strategic Income Fund – Portfolio Managers” section on page 12 is replaced with the following:

Portfolio Managers

Roger Bayston, CFA   Executive Vice President of Advisers and portfolio manager of the Fund since 2015.

Sonal Desai, Ph.D.   Senior Vice President of Advisers and portfolio manager of the Fund since December 2018.

Patricia O'Connor, CFA   Vice President of Advisers and portfolio manager of the Fund since 2016.

VIII. The portfolio management team under the “Fund Details – Franklin Strategic Income Fund – Management” section beginning on page 35 is replaced with the following:

Roger Bayston, CFA   Senior Vice President of Advisers

Mr. Bayston has been a portfolio manager of the Fund since 2015. He joined Franklin Templeton Investments in 1991.

Sonal Desai, Ph.D.   Senior Vice President of Advisers

Dr. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton Investments in 2009.

Patricia O'Connor, CFA   Vice President of Advisers

Ms. O’Connor has been a portfolio manager of the Fund since 2016. She joined Franklin Templeton Investments in 1997.

As co-lead portfolio managers, Dr. Desai and Mr. Bayston are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. O'Connor provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

IX. The portfolio management team under the “FUND SUMMARIES – Franklin High Income Fund – Portfolio Managers” section on page 9 is replaced with the following:

Portfolio Managers

Glenn Voyles, CFA   Vice President of Advisers and portfolio manager of the Fund since 2015.

X. The portfolio management team under the “Fund Details – Franklin High Income Fund – Management” section beginning on page 23 is replaced with the following:

The Fund is managed by a dedicated professional focused on investments in high yield, lower rated debt securities. The portfolio manager of the Fund is as follows:

Glenn Voyles, CFA   Vice President of Advisers

Mr. Voyles has been a portfolio manager of the Fund since 2015 and assumed duties of lead portfolio manager since December 2018. He has primarily responsible for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1993.

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